S000070685 [Member] Investment Objectives and Goals - JOHCM International Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY JOHCM International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term, risk-adjusted total return by investing in a portfolio of international equity securities.